EARNINGS (LOSS) PER COMMON SHARE	9 Months Ended
Dec. 31, 2017
EARNINGS (LOSS) PER COMMON SHARE
EARNINGS (LOSS) PER COMMON SHARE

(22)    EARNINGS (LOSS) PER COMMON SHARE

Basic and diluted earnings (loss) per common share are calculated as follows:

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB
Numerator:
Net earnings (loss)	26,051,187	(9,716,002)	29,633,544
Dividends paid to participating securities	—	—	(3,749,630)
Redeemable non-controlling interest redemption value accretion	—	—	(3,748,639)
Net profit attributable to participating securities	(130,924)	—	—

Net earnings (loss) available to common shareholders	25,920,263	(9,716,002)	22,135,275
Denominator:
Denominator for basic earnings (loss) per share:
Weighted average common shares outstanding	45,635,186	45,772,916	45,793,127
Denominator for diluted earnings (loss) per share	45,635,186	45,772,916	45,793,127
Basic earnings (loss) per common share	0.57	(0.21)	0.48
Diluted earnings (loss) per common share	0.57	(0.21)	0.48

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share for the years ended March 31, 2016, 2017 and nine months ended December 31, 2017, because their effect is anti-dilutive:

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
Shares issuable under share options	1,904,067	2,451,067	2,377,067